Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2013
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST II /MA/
Central Index Key	dei_EntityCentralIndexKey	0001018975
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2013
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013